April 25, 2023

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC  20549

Re:	SHP ETF Trust, File Nos. 333-253997 and 811-23645

Dear Sir/Madam:

On behalf of SHP ETF Trust, a registered investment company (the “Trust”) and one of its series, the FIS Biblically Responsible Risk Managed ETF (the “Fund”), we hereby submit, via electronic filing, Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act. The main purpose of this filing is to revise the Fund’s Prospectus and SAI to contain the new name of the Fund (FIS Christian Stock Fund) and modify the Fund’s 80% investment policy to reflect the new name.

If you have any questions, please contact the undersigned at (202) 973 2727.

Very truly yours, /s/ Bibb L. Strench Bibb L. Strench